Basis of Preparation	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Basis of Preparation

2. Basis of Preparation

The Company prepares its Consolidated Financial Statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS as endorsed by the European Union. The consolidated financial statements are presented in U.S. Dollars (“USD”), and all values are rounded to the nearest thousand ($000), except when otherwise indicated. As of January 1, 2020, the parent company changed its presentation currency from the Norwegian Krone (“NOK”) to USD, and, as of January 1, 2021, the parent company changed its functional currency from NOK to USD. The change of functional currency from NOK to USD, was determined by to be appropriate, given that the parent company’s operational transactions had come to be primarily dominated in USD.

The Consolidated Financial Statements, prepared on a historical cost basis, include the accounts of the parent company and its subsidiaries, with all intercompany transactions, balances, revenue, expenses, and unrealized internal profit or losses eliminated upon consolidation.

During the year ended December 31, 2022, the Company revised its classification related to the presentation of Capital Reduction Reserve to reflect the legal decision of the absorption of historical accounting losses into Share Premium. Previously, the Company presented transfer of Share premium to absorb losses as a component of Accumulated Loss. The Company changed its presentation to reflect the amount of transfer losses to Share Premium separately from accumulated losses on the Consolidated Statements of Financial Position and Consolidated Statements of Changes in Equity. The Company has applied this change to all periods.

The consolidated financial statements for the year ended December 31, 2022, were approved by the Board on April 26, 2023.

Going Concern

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise significant doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. From its inception through December 31, 2022, IDEX has incurred significant operating losses and has reported negative cash flows from operations. As of December 31, 2022, the Company has accumulated losses of $303,401. The Company has no debt to financial institutions. Net equity amounted to $22,841 and the consolidated statement of financial position solvency amounted to $13,370 at the end of 2022. The Company does not expect that its existing cash would enable it to fund its operating expenses and capital expenditures requirements for the next twelve months. The future viability of the Company beyond that point is largely dependent on its ability to generate cash from operating activities and to raise additional capital to finance its operations.

The Company plans to undertake a private placement of shares or procure other substantial funding by the end of the third quarter of 2023 to provide additional funding to support research and development and fund working capital. While the Company has been successful in the past in raising funds through private placements of shares, there is no assurance that we will be successful in the future. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategies.

Based on its recurring losses from operations incurred since inception, expectation of continuing losses for the foreseeable future and need to raise additional capital to finance its future operations, the Company has concluded that there is significant doubt about its ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitment in the ordinary course of business.